RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Company owes to related party			$ 27,637	$ 70,386
General and administrative expense	$ 1,132,183		3,783,941	$ 946,613	$ 183,044
Expenses paid by related party	$ 27,637		$ 27,637
Chairman [Member]
Additional stock purchased	5,000,000
Financial Consultant [Member]
General and administrative expense	$ 12,000	$ 12,000